INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Amortization expense included in depreciation and amortization	$ 52,197
PJ Marine Singapore Pte Ltd [Member]
Intangible Asset, Finite-Lived [Line Items]
Finitelived intangible assets	737,757
Peijun Marine Consultant Co Ltd [Member]
Intangible Asset, Finite-Lived [Line Items]
Finitelived intangible assets	412,655
PJ Marine Shanghai Co Ltd [Member]
Intangible Asset, Finite-Lived [Line Items]
Finitelived intangible assets	$ 154,912
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets finite useful lives	5 years